UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Preferred Income Fund II

Quarterly portfolio holdings 4/30/17

Fund's investmentsPreferred Income Fund II

As of 4-30-17 (unaudited)
	Shares	Value
Preferred securities (a) 133.8% (88.3% of Total investments)		$613,101,661
(Cost $599,691,986)
Consumer staples 3.1%		14,315,008
Food and staples retailing 3.1%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	160,000	14,315,008
Energy 6.1%		28,013,689
Oil, gas and consumable fuels 6.1%
Kinder Morgan, Inc., 9.750%	608,332	28,013,689
Financials 49.3%		225,730,948
Banks 28.6%
Bank of America Corp., 6.500% (Z)	180,000	4,842,000
Bank of America Corp., 6.625%	31,922	861,256
Barclays Bank PLC, Series 5, 8.125% (Z)	340,000	8,884,200
BB&T Corp., 5.200% (Z)	330,000	8,276,400
BB&T Corp., 5.625% (Z)	450,000	11,520,000
Citigroup Capital XIII, 7.542% (P) (Z)	50,000	1,312,000
Citigroup, Inc., 5.800%	10,000	257,100
Citigroup, Inc., 6.875% (Z)	60,000	1,643,400
Citigroup, Inc. (6.875% to 11-15-23, then 3 month LIBOR + 4.130%)	242,253	7,134,351
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	175,000	5,129,250
JPMorgan Chase & Co., 5.450% (Z)	60,000	1,520,400
JPMorgan Chase & Co., 5.500% (Z)	77,661	1,971,036
JPMorgan Chase & Co., 6.100% (Z)	276,500	7,424,025
JPMorgan Chase & Co., 6.125% (Z)	501,419	13,448,058
JPMorgan Chase & Co., 6.300% (Z)	30,000	813,300
Royal Bank of Scotland Group PLC, Series L, 5.750% (Z)	465,000	11,680,800
The PNC Financial Services Group, Inc., 5.375% (Z)	70,000	1,766,800
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (Z)	145,000	4,244,150
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (L) (Z)	570,000	16,723,800
Wells Fargo & Company, 6.000% (Z)	250,000	6,625,000
Wells Fargo & Company, 8.000% (Z)	565,000	14,836,900
Capital markets 6.4%
Deutsche Bank Contingent Capital Trust II, 6.550%	5,500	138,490
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	300,000	7,845,000
Morgan Stanley, 6.625% (Z)	175,000	4,709,250
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	70,000	1,943,900
State Street Corp., 5.250% (Z)	45,000	1,129,500
State Street Corp., 6.000% (Z)	445,000	11,926,000
The Goldman Sachs Group, Inc., 5.950%	55,900	1,437,189
Consumer finance 4.1%
Capital One Financial Corp., 6.200%	270,395	7,235,770
Capital One Financial Corp., 6.700%	52,925	1,455,438
Navient Corp., 6.000% (Z)	302,229	7,063,092
SLM Corp., Series A, 6.970%	64,000	3,203,200
Insurance 10.1%
Aegon NV, 6.375% (Z)	432,498	11,149,798
Aegon NV, 6.500% (L) (Z)	220,000	5,726,600
Prudential Financial, Inc., 5.750% (L) (Z)	160,000	4,124,800
Prudential PLC, 6.500% (Z)	103,000	2,713,020
The Phoenix Companies, Inc., 7.450% (Z)	216,500	3,951,125

2SEE NOTES TO FUND'S INVESTMENTS

Preferred Income Fund II

	Shares	Value
Financials (continued)
Insurance (continued)
W.R. Berkley Corp., 5.625% (Z)	740,000	$18,514,800
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (I)	75,000	549,750
Health care 4.5%		20,613,097
Pharmaceuticals 4.5%
Teva Pharmaceutical Industries, Ltd., 7.000%	36,100	20,613,097
Industrials 2.1%		9,814,932
Machinery 2.1%
Stanley Black & Decker, Inc., 5.750% (Z)	385,504	9,814,932
Real estate 12.3%		56,186,101
Equity real estate investment trusts 12.3%
Digital Realty Trust, Inc., 6.350%	922	24,737
Digital Realty Trust, Inc., 7.375%	29,592	826,800
Kimco Realty Corp., 6.000% (L) (Z)	725,000	18,248,250
Public Storage, 5.200% (Z)	255,000	6,428,550
Public Storage, 5.750% (Z)	343,642	8,652,906
Senior Housing Properties Trust, 5.625% (Z)	683,020	17,020,858
Ventas Realty LP, 5.450% (Z)	200,000	4,984,000
Telecommunication services 10.7%		49,081,790
Diversified telecommunication services 3.0%
Qwest Corp., 6.125%	30,000	744,600
Qwest Corp., 6.500%	73,290	1,824,921
Qwest Corp., 6.875%	98,796	2,519,298
Qwest Corp., 7.000%	60,000	1,518,600
Qwest Corp., 7.500%	86,550	2,195,774
Verizon Communications, Inc., 5.900% (Z)	185,000	4,924,700
Wireless telecommunication services 7.7%
Telephone & Data Systems, Inc., 6.625% (Z)	168,297	4,357,209
Telephone & Data Systems, Inc., 6.875% (Z)	115,519	2,965,373
Telephone & Data Systems, Inc., 7.000%	283,000	7,222,160
United States Cellular Corp., 6.950% (L) (Z)	773,600	19,889,256
United States Cellular Corp., 7.250%	34,299	919,899
Utilities 45.7%		209,346,096
Electric utilities 30.6%
Duke Energy Corp., 5.125% (Z)	734,449	18,867,995
Entergy Louisiana LLC, 5.250% (Z)	220,000	5,500,000
FPL Group Capital Trust I, 5.875% (Z)	255,000	6,706,500
Great Plains Energy, Inc., 7.000% (L) (Z)	549,000	29,700,900
HECO Capital Trust III, 6.500% (L) (Z)	187,750	5,086,148
Interstate Power & Light Company, 5.100% (Z)	158,837	4,115,467
NextEra Energy Capital Holdings, Inc., 5.125% (Z)	80,000	2,000,000
NextEra Energy Capital Holdings, Inc., 5.700% (L) (Z)	665,000	16,891,000
NSTAR Electric Company, 4.780%	15,143	1,500,671
PPL Capital Funding, Inc., 5.900% (Z)	1,050,000	27,226,500
SCE Trust I, 5.625% (Z)	105,000	2,661,750
SCE Trust II, 5.100% (L) (Z)	438,444	10,939,178
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (Z)	20,000	566,000

SEE NOTES TO FUND'S INVESTMENTS3

Preferred Income Fund II

				Shares	Value
Utilities (continued)
Electric utilities (continued)
	The Southern Company, 6.250% (Z)			310,000	$8,211,900
Independent power and renewable electricity producers 0.7%
	AES Trust III, 6.750% (Z)			63,295	3,190,701
Multi-utilities 14.4%
	BGE Capital Trust II, 6.200% (Z)			539,000	13,943,930
	Dominion Resources, Inc., 6.750% (Z)			589,667	29,848,944
	DTE Energy Company, 5.250% (Z)			424,477	10,684,086
	DTE Energy Company, 6.000%			76,475	2,002,880
	DTE Energy Company, 6.500%			69,200	3,729,188
	Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (L) (Z)			225,372	5,972,358
Common stocks 12.9% (8.5% of Total investments)					$59,261,307
(Cost $55,603,021)
Energy 10.7%					49,285,707
Oil, gas and consumable fuels 10.7%
	BP PLC, ADR			511,000	17,537,520
	Enbridge, Inc. (Z)			156,652	6,493,225
	ONEOK, Inc.			110,000	5,787,100
	Royal Dutch Shell PLC, ADR, Class A			373,019	19,467,862
Telecommunication services 0.8%					3,593,800
Diversified telecommunication services 0.8%
	CenturyLink, Inc.			140,000	3,593,800
Utilities 1.4%					6,381,800
Multi-utilities 1.4%
CenterPoint Energy, Inc. (Z)				110,000	3,138,300
National Grid PLC, ADR				50,000	3,243,500
	Rate (%	)	Maturity date	Par value^	Value
Capital preferred securities (b) 1.3% (0.9% of Total investments)					$5,937,250
(Cost $5,574,000)
Utilities 1.3%					5,937,250
Multi-utilities 1.3%
Dominion Resources Capital Trust III	8.400		01-15-31	5,000,000	5,937,250
Corporate bonds 2.5% (1.6% of Total investments)					$11,337,813
(Cost $11,107,997)
Energy 1.5%					6,892,813
Oil, gas and consumable fuels 1.5%
Energy Transfer LP (P)	4.052		11-01-66	8,050,000	6,892,813
Utilities 1.0%					4,445,000
Electric utilities 1.0%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (L) (Q) (Z)	6.250		02-01-22	4,000,000	4,445,000

4SEE NOTES TO FUND'S INVESTMENTS

Preferred Income Fund II

	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 1.1% (0.7% of Total investments)					$5,062,000
(Cost $5,062,000)
U.S. Government Agency 0.9%					4,330,000
Federal Home Loan Bank Discount Note	0.680		05-01-17	4,330,000	4,330,000
				Par value^	Value
Repurchase agreement 0.2%					$732,000
Repurchase Agreement with State Street Corp. dated 4-28-17 at 0.220% to be repurchased at $732,013 on 5-1-17, collateralized by $740,000 U.S. Treasury Notes, 1.500% due 12-31-18 (valued at $746,892, including interest)				732,000	732,000
Total investments (Cost $677,039,004)† 151.6%					$694,700,031
Other assets and liabilities, net (51.6%)					($236,485,346)
Total net assets 100.0%					$458,214,685

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipts
LIBOR	London Interbank Offered Rate
(a)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(b)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 4-30-17, and is a component of the fund's leverage under the Credit Facility Agreement.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-17 was $496,536,608. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $126,532,639.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $677,196,180. Net unrealized appreciation aggregated to $17,503,851, of which $31,396,666 related to appreciated investment securities and $13,892,815 related to depreciated investment securities.

The fund had the following country composition as a percentage of total investments on 4-30-17:

United States	84.5%
United Kingdom	6.3%
Netherlands	5.2%
Israel	3.0%
Canada	1.0%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS5

Preferred Income Fund II

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	520	Short	Jun 2017	($65,266,950)	($65,373,750)	($106,800)
						($106,800)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

SWAPS

Interest rate swaps

Counterparty	Notional amount	Currency		Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Morgan Stanley Capital Services	56,000,000		USD	Fixed 0.8750%	3 Month LIBOR(a)	Semi- Annual	Quarterly	Jul 2017	—	($79,944)	($79,944)
									—	($79,944)	($79,944)

(a) At 4-30-17, the 3-Month LIBOR was 1.1723%

Derivatives currency abbreviations
USD	United States Dollar

Derivatives abbreviations
LIBOR	London Interbank Offered Rate

See Notes to Fund's investments regarding investment transactions and other derivatives information.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017, by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities
Consumer staples	$14,315,008	—	$14,315,008	—
Energy	28,013,689	$28,013,689	—	—
Financials	225,730,948	221,779,823	3,951,125	—
Health care	20,613,097	20,613,097	—	—
Industrials	9,814,932	9,814,932	—	—
Real estate	56,186,101	56,186,101	—	—
Telecommunication services	49,081,790	44,157,090	4,924,700	—
Utilities	209,346,096	203,373,738	5,972,358	—
Common stocks	59,261,307	59,261,307	—	—
Capital preferred securities	5,937,250	—	5,937,250	—
Corporate bonds	11,337,813	—	11,337,813	—
Short-term investments	5,062,000	—	5,062,000	—
Total investments in securities	$694,700,031	$643,199,777	$51,500,254	—
Other financial instruments:
Futures	($106,800)	($106,800)	—	—
Interest rate swaps	(79,944)	—	($79,944)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of

       7

default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2017, the fund used futures contracts to manage against anticipated interest rate changes against preferred securities.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended April 30, 2017, the fund used interest rate swaps to manage against anticipated interest rate changes.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P11Q3	04/17
This report is for the information of the shareholders of John Hancock Preferred Income Fund II.		6/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 14, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 14, 2017